                                   SUPPLEMENT
                               DATED JUNE 13, 2007
                                     TO THE
                            CLASS L SHARES PROSPECTUS
                               DATED MARCH 1, 2007
                     FOR THE HARTFORD MUTUAL FUNDS II, INC.


The above Prospectus is revised as follows:

In the section entitled "Transaction Policies - Dividends and Distributions" the following new paragraph is added after the second existing paragraph:

         Each Fund that declares dividends daily and distributes dividends monthly (and is not a money market fund) seeks to maintain a target rate of distribution for that month. In order to do so, the Fund may distribute less or more investment income than it earns on its investments each month. The Fund may use accrued undistributed investment income to fulfill distributions made during periods in which the Fund distributes more than the Fund earns. The target rate of distribution is evaluated regularly and can change at any time. The target rate of distribution is not equivalent to the 30-day SEC yield of the Fund.



  THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                                   SUPPLEMENT
                               DATED JUNE 13, 2007
                                     TO THE
                 CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS
                               DATED MARCH 1, 2007
                          FOR THE HARTFORD MUTUAL FUNDS


The above referenced Prospectus is revised as follows:

In the section entitled "Transaction Policies - Dividends and Distributions" the third sentence in the first paragraph is deleted and replaced with the following:

         Dividends from the net investment income of the Advisers Fund, Balanced Income Fund, Dividend and Growth Fund, Equity Income Fund, Balanced Allocation Fund, Conservative Allocation Fund, Target Retirement 2010 Fund and Target Retirement 2020 Fund are declared and paid quarterly.

In the section entitled "Transaction Policies - Dividends and Distributions" the following new paragraph is added after the second existing paragraph:

         Each Fund that declares dividends daily and distributes dividends monthly (and is not a money market fund) seeks to maintain a target rate of distribution for that month. In order to do so, the Fund may distribute less or more investment income than it earns on its investments each month. The Fund may use accrued undistributed investment income to fulfill distributions made during periods in which the Fund distributes more than the Fund earns. The target rate of distribution is evaluated regularly and can change at any time. The target rate of distribution is not equivalent to the 30-day SEC yield of the Fund.


 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                                   SUPPLEMENT
                               DATED JUNE 13, 2007
                                     TO THE
                            CLASS I SHARES PROSPECTUS
                               DATED MARCH 1, 2007
                          FOR THE HARTFORD MUTUAL FUNDS


The above referenced Prospectus is revised as follows:

In the section entitled "Transaction Policies - Dividends and Distributions" the following new paragraph is added after the second existing paragraph:

         Each Fund that declares dividends daily and distributes dividends monthly (and is not a money market fund) seeks to maintain a target rate of distribution for that month. In order to do so, the Fund may distribute less or more investment income than it earns on its investments each month. The Fund may use accrued undistributed investment income to fulfill distributions made during periods in which the Fund distributes more than the Fund earns. The target rate of distribution is evaluated regularly and can change at any time. The target rate of distribution is not equivalent to the 30-day SEC yield of the Fund.



  THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                                   SUPPLEMENT
                               DATED JUNE 13, 2007
                                     TO THE
                            CLASS I SHARES PROSPECTUS
                               DATED MAY 31, 2007
                          FOR THE HARTFORD MUTUAL FUNDS


The above referenced Prospectus is revised as follows:

In the section entitled "About Your Account -- Distribution Arrangements" immediately following the third sentence, the following sentence is inserted:

         Such selected broker-dealers may designate and authorized other financial intermediaries to offer and sell shares of each fund.

In the section entitled "About Your Account -- How Sales Charges are Calculated" the last paragraph is deleted in its entirety and replaced with the following:

         Although the funds do not charge a transaction fee, you may be charged a fee by brokers or financial intermediaries for the purchase or sale of the funds' shares through that broker or financial intermediary. This transaction fee is separate from any sales charge that the fund may apply.

In the section entitled "Transaction Policies -- Execution of Requests" the second sentence in the first paragraph is deleted and replaced with the following:

         Buy and sell requests are executed at the next NAV calculated after your request is received, if your order is in "good order" (has all required information), by the transfer agent, authorized broker-dealers or their authorized designee, or third-party administrators.

In the section entitled "Transaction Policies - Dividends and Distributions" the following new paragraph is inserted after the first paragraph:

         Each Fund that declares dividends daily and distributes dividends monthly (and is not a money market fund) seeks to maintain a target rate of distribution for that month. In order to do so, the Fund may distribute less or more investment income than it earns on its investments each month. The Fund may use accrued undistributed investment income to fulfill distributions made during periods in which the Fund distributes more than the Fund earns. The target rate of distribution is evaluated regularly and can change at any time. The target rate of distribution is not equivalent to the 30-day SEC yield of the Fund.



  THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                                   SUPPLEMENT
                               DATED JUNE 13, 2007
                                     TO THE
                    CLASS R3, R4, R5 AND Y SHARES PROSPECTUS
                               DATED MARCH 1, 2007
                          FOR THE HARTFORD MUTUAL FUNDS


The above referenced Prospectus is revised as follows:

In the section entitled "Transaction Policies - Dividends and Distributions" the following new paragraph is added after the second existing paragraph:

         Each Fund that declares dividends daily and distributes dividends monthly (and is not a money market fund) seeks to maintain a target rate of distribution for that month. In order to do so, the Fund may distribute less or more investment income than it earns on its investments each month. The Fund may use accrued undistributed investment income to fulfill distributions made during periods in which the Fund distributes more than the Fund earns. The target rate of distribution is evaluated regularly and can change at any time. The target rate of distribution is not equivalent to the 30-day SEC yield of the Fund.



  THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                                   SUPPLEMENT
                               DATED JUNE 13, 2007
                                     TO THE
                               CLASS Y PROSPECTUS
                               DATED MARCH 1, 2007
                          FOR THE HARTFORD MUTUAL FUNDS


The above referenced Prospectus is revised as follows:

In the section entitled "Transaction Policies - Dividends and Distributions" the third sentence in the first paragraph is deleted and replaced with the following:

         Dividends from the net investment income of the Advisers Fund, Balanced Income Fund, Dividend and Growth Fund, Equity Income Fund, Balanced Allocation Fund, Conservative Allocation Fund, Target Retirement 2010 Fund and Target Retirement 2020 Fund are declared and paid quarterly.

In the section entitled "Transaction Policies - Dividends and Distributions" the following new paragraph is added after the second existing paragraph:

         Each Fund that declares dividends daily and distributes dividends monthly (and is not a money market fund) seeks to maintain a target rate of distribution for that month. In order to do so, the Fund may distribute less or more investment income than it earns on its investments each month. The Fund may use accrued undistributed investment income to fulfill distributions made during periods in which the Fund distributes more than the Fund earns. The target rate of distribution is evaluated regularly and can change at any time. The target rate of distribution is not equivalent to the 30-day SEC yield of the Fund.



  THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.